Related Party Disclosure - Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY DISCLOSURES
Sales	$ 1,468	$ 1,504
Purchases	109	130
Accounts receivable	40	41
Petroles Cadeko Inc.
RELATED PARTY DISCLOSURES
Sales	$ 809	$ 823